Related party transactions (Details) - CHF (SFr)		1 Months Ended	12 Months Ended			24 Months Ended
	Apr. 02, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits			SFr 474,976	SFr 341,575	SFr 159,775
Consulting fees					17,106
Share-based compensation			69,850	167,066	239,202
Key management compensation			544,826	508,641	416,083
Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%
Discontinued operations
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits				664,525	1,484,290
Share-based compensation				1,260,638	1,297,695
Key management compensation				1,925,163	SFr 2,781,985
Discontinued operations as disclosed below
Related party transactions
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000			5,000,000		SFr 5,000,000
Fair value of Neurosterix US Holdings LLC's participation	SFr 9,420,000			9,428,400		9,400,000
Fair value of service agreement			141,018	SFr 182,348
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%			20.00%
Board of directors and executive management
Related party transactions
Net payable			SFr 100,000	SFr 100,000		SFr 100,000
Neurosterix Group
Related party transactions
Net receivable				SFr 7,967
Stalicla SA
Related party transactions
Investment in Stalicla SA		SFr 795,029
Preferred shares received on investment in Stalicla SA		23,342